Consolidated Statements of Changes in Shareholders’ Equity ¥ in Thousands, $ in Thousands		Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserve CNY (¥)	Statutory reserve USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Total Ucommune International Ltd. shareholders’ equity CNY (¥)	Total Ucommune International Ltd. shareholders’ equity USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)		¥ 60		¥ 4,566,956		¥ 6,051		¥ (4,237,604)		¥ 1,091		¥ 336,554		¥ 41,157		¥ 377,711
Balance (in Shares) | shares	[1]	364,138	364,138
Balance at Dec. 31, 2021		¥ 60		4,566,956		6,051		(4,237,604)		1,091		336,554		41,157		377,711
Balance (in Shares) at Dec. 31, 2021 | shares	[1]	364,138	364,138
Net loss								(291,674)				(291,674)		(30,822)		(322,496)
Foreign currency translation adjustment				(25,057)						23,206		(1,851)		(23)		(1,874)
Provision for statutory reserve						195		(195)
Shares issued for conversion of convertible debt		¥ 3		3,679								3,682				3,682
Shares issued for conversion of convertible debt (in Shares) | shares	[1]	20,983	20,983
Stock-based compensation				17,684								17,684				17,684
Capital contribution from noncontrolling shareholders				351								351		544		895
Disposal of property to a related party under common control				(13,128)								(13,128)				(13,128)
Disposal of subsidiary				(351)								(351)		15,269		14,918
Round-up of fractional shares in connection with share consolidation (in Shares) | shares	[1]	350	350
Balance at Dec. 31, 2022		¥ 63		4,550,134		6,246		(4,529,473)		24,297		51,267		26,125		77,392
Balance (in Shares) at Dec. 31, 2022 | shares	[1]	385,471	385,471
Balance (in Dollars)		¥ 63		4,550,134		6,246		(4,529,473)		24,297		51,267		26,125		77,392
Balance (in Shares) | shares	[1]	385,471	385,471
Adoption of ASC 326								(6,308)				(6,308)				(6,308)
Net loss								(4,864)				(4,864)		(17,692)		(22,556)
Foreign currency translation adjustment										(1,543)		(1,543)		(5)		(1,548)
Provision for statutory reserve						203		(203)
Shares issued for conversion of convertible debt		¥ 36		15,174								15,210				15,210
Shares issued for conversion of convertible debt (in Shares) | shares	[1]	213,138	213,138
Stock-based compensation				8,207								8,207				8,207
Stock-based compensation (in Shares) | shares	[1]	18,332	18,332
Capital contribution from noncontrolling shareholders														500		500
Disposal of subsidiary														(1,377)		(1,377)
Round-up of fractional shares in connection with share consolidation (in Shares) | shares	[1]	34,224	34,224
Balance at Dec. 31, 2023		¥ 99		4,573,515		6,449		(4,540,848)		22,754		61,969		7,551		69,520
Balance (in Shares) at Dec. 31, 2023 | shares	[1]	651,165	651,165
Balance (in Dollars)		¥ 99		4,573,515		6,449		(4,540,848)		22,754		61,969		7,551		69,520
Balance (in Shares) | shares	[1]	651,165	651,165
Net loss								(69,251)				(69,251)		(10,716)		(79,967)	$ (10,957)
Capital contribution from shareholder		¥ 14		1,691								1,705				1,705
Capital contribution from shareholder (in Shares) | shares	[1]	80,000	80,000
Exercise of Warrant		¥ 4		426								430				430
Exercise of Warrant (in Shares) | shares	[1]	25,000	25,000
Exercise of share options (in Dollars) | $			$ 238		$ (238)
Exercise of share options (in Shares) | shares		1,387,682	1,387,682
Disposal of Ucommune Venture VIE				68,801		(2,589)						66,212		45,418		111,630
Loan exempt from related parties				3,662								3,662				3,662
Distribution of dividend to noncontrolling interest shareholders														(98)		(98)
Foreign currency translation adjustment										7,433		7,433		(47)		7,386
Stock-based compensation				28,849								28,849				28,849
Stock-based compensation (in Shares) | shares	[1]
Capital contribution from noncontrolling shareholders														193		193
Capital contribution from noncontrolling shareholders (in Shares) | shares	[1]
Disposal of subsidiary														(72)		(72)
Balance at Dec. 31, 2024		¥ 355	$ 49	4,676,706	640,706	3,860	529	(4,610,099)	(631,581)	30,187	4,136	101,009	13,839	42,229	5,785	143,238	19,624
Balance (in Shares) at Dec. 31, 2024 | shares		2,143,847	2,143,847
Balance (in Dollars)		¥ 355	$ 49	¥ 4,676,706	$ 640,706	¥ 3,860	$ 529	¥ (4,610,099)	$ (631,581)	¥ 30,187	$ 4,136	¥ 101,009	$ 13,839	¥ 42,229	$ 5,785	¥ 143,238	$ 19,624
Balance (in Shares) | shares		2,143,847	2,143,847

[1]	Par value of ordinary shares and share data have been retroactively restated to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company, and a share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.